Stock Incentive Plans (Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding on January 1	284,829	284,829	578,257
Forfeitures	(324)		(293,428)
Outstanding on December 31	284,505	284,829	284,829
Exercisable as of June 30	266,532	246,559	194,058
Weighted Average Exercise Price
Outstanding on January 1	$ 39.46	$ 39.46	$ 26.22
Forfeited/Expired	$ 426.83		$ 7.53
Outstanding on December 31	$ 39.02	$ 39.46	$ 39.46
Exercisable	$ 41.51	$ 45.28	$ 56.62